UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            May 15, 2012
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.



                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11


Form 13F Information Table Value Total:    379,903 (thousands)

List of Other Included Managers:           None



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  7 DAYS GROUP HLDGS LTD         ADRS STOCKS      81783J101     1880    150000 SH       SOLE                 150000        0      0
  BAIDU INC                      ADRS STOCKS      056752108    80174    550000 SH       SOLE                 550000        0      0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    57713    750000 SH       SOLE                 750000        0      0
  DEUTSCHE BANK AG               COMMON STOCK     D18190958    40910   1410000 SH PUT   SOLE                1410000        0      0
  FOCUS MEDIA HLDG LTD           ADRS STOCKS      34415V959    62500    500000 SH PUT   SOLE                 500000        0      0
  HOME INNS & HOTELS MGMT INC    COMMON STOCK     43713W107    26786   1050000 SH       SOLE                1050000        0      0
  ICICI BK LTD                   ADRS STOCKS      45104G104     3487    100000 SH       SOLE                 100000        0      0
  IMAX CORP                      COMMON STOCK     45245E109    24440   1000000 SH       SOLE                1000000        0      0
  MICRON TECHNOLOGY INC          COMMON STOCK     595112103    24285   3000000 SH       SOLE                3000000        0      0
  MELCO CROWN ENTMT LTD          ADRS STOCKS      585464100    30008   2200000 SH       SOLE                2200000        0      0
  SIRIUS XM RADIO INC            COMMON STOCK     82967N108    27720  12000000 SH       SOLE               12000000        0      0